LIQUIDITY AND CAPITAL RESOURCES (Details Narrative) - USD ($)			3 Months Ended		12 Months Ended		61 Months Ended
	Nov. 02, 2021	Jul. 02, 2021	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021
Subsequent Event [Line Items]
Net loss			$ 1,656,761	$ 1,277,324	$ 6,091,687	$ 4,993,350
Share issued price per share		$ 7.00
Gross proceeds from issuance initial public offering		$ 13,400,000
Net proceeds from issuance initial public offering		$ 11,800,000	11,821,364
Cash and Cash Equivalents, at Carrying Value			12,567,632		1,771,929	1,034,846	$ 1,771,929
Net cash used in operating activities					1,210,000
Net cash used in operating activities			1,053,136	160,542	1,209,616	2,024,275
Proceeds from issuance of common stock and convertible debt							8,880,000
Proceeds from issuance of common stock				10,820	346,010	7,000	1,820,000
Cash					1,770,000	1,030,000.00	1,770,000
Revenues			$ 1,022,533	$ 259,927	3,421,495	1,945,315
Proceeds from PPP loan						548,885
Cash position					13,000,000		$ 13,000,000
Contracted revenue backlog					$ 1,500,000
Payment Protection Program One [Member]
Subsequent Event [Line Items]
Proceeds from PPP loan						549,000
Payment Protection Program Two [Member]
Subsequent Event [Line Items]
Proceeds from PPP loan						$ 624,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Share issued price per share		$ 7.00
Gross proceeds from issuance initial public offering		$ 13,400,000
Net proceeds from issuance initial public offering	$ 13,600,000	$ 11,800,000
Cash and Cash Equivalents, at Carrying Value	$ 26,000,000